Overview of the Business (Details)						3 Months Ended				12 Months Ended
	Jun. 07, 2023 USD ($)	Jun. 05, 2023 USD ($)	Mar. 28, 2022 USD ($)	Dec. 07, 2021 $ / shares	Dec. 06, 2021 $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2023 USD ($)	Jun. 27, 2023 USD ($)	May 31, 2023 USD ($)
Business Acquisition [Line Items]
Charitable contribution percentage						(2.5)				(2.5)
Portion allocated to noncontrolling interest holders (in dollars per share) | $ / shares				$ 0.025	$ 0.05
Portion allocated to lender (in dollars per share) | $ / shares				$ 1	$ 0.95
Cash and cash equivalents						$ 3,057,000		$ 70,588,000		$ 8,726,000	[1]
Net loss						(1,155,970,000)	$ (86,348,000)	$ (100,906,000)	$ (22,964,000)	$ (252,100,000)		$ (105,133,000)	$ (50,872,000)
Aggregate amount received												$ 192,800,000
Net proceeds	$ 1,800,000
Avalon
Business Acquisition [Line Items]
Cash and cash equivalents	27,900,000
Transaction expense	26,100,000
MHT Securities, L.P.
Business Acquisition [Line Items]
Consideration transferred			$ 300,000
Maximum | Ben Markets
Business Acquisition [Line Items]
Stockholders equity						30,000,000
Maximum | Standby Equity Purchase Agreement
Business Acquisition [Line Items]
Standby Equity Purchase Agreement, sale of stock															$ 250,000,000
Minimum | Ben Markets
Business Acquisition [Line Items]
Stockholders equity						$ 5,000,000
Subsequent Event
Business Acquisition [Line Items]
Cash and cash equivalents														$ 4,400,000		$ 3,500,000
Net proceeds	1,800,000
Subsequent Event | Avalon
Business Acquisition [Line Items]
Cash and cash equivalents	27,900,000
Subsequent Event | Maximum | Standby Equity Purchase Agreement
Business Acquisition [Line Items]
Standby Equity Purchase Agreement, sale of stock															$ 250,000,000
Avalon Class A Common Stock
Business Acquisition [Line Items]
Transaction expense	26,100,000
Aggregate amount received	20,000,000	$ 25,000,000
Avalon Class A Common Stock | Subsequent Event
Business Acquisition [Line Items]
Transaction expense	26,100,000
Aggregate amount received		$ 25,000,000
Avalon Class A Common Stock | Subsequent Event | River North, L.P.
Business Acquisition [Line Items]
Aggregate amount received	$ 20,000,000
BCH | Subclass 1 Class A Units
Business Acquisition [Line Items]
Ownership interest						100				100
BCH | Preferred Series B Subclass 2
Business Acquisition [Line Items]
Ownership interest										100

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.